ACQUISITION AND DIVESTITURES - Divestitures (Details) - USD ($) $ in Millions				1 Months Ended	3 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended		24 Months Ended
	Dec. 22, 2023	Feb. 11, 2022	Jun. 01, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2023	Dec. 14, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Jun. 01, 2022
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary										100.00%
Increase (decrease) through acquisition of subsidiary, equity											$ 329
Acquisitions											744
Non-controlling interests
Disclosure of detailed information about business combination [line items]
Increase (decrease) through acquisition of subsidiary, equity											329
Porgera [Member]
Disclosure of detailed information about business combination [line items]
Gain on reconstitution					$ 352					$ 352
Proportion of ownership in joint operation	47.50%
Porgera [Member]
Disclosure of detailed information about business combination [line items]
Proportion of interest held by joint operations operator										95.00%		95.00%
Proportion of interest held by government stakeholders	51.00%
Proportion of interest in joint operation operator										50.00%
Proportion of interest held by joint operation operator	49.00%	49.00%
Proportion of ownership interest in joint venture	24.50%					24.50%		47.50%		24.50%
Boroo Pte Ltd [Member]
Disclosure of detailed information about business combination [line items]
Proportion of reclamation bond obligations assumed			50.00%										50.00%
Reko Diq [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				50.00%					37.50%	50.00%
Proportion of ownership interests held by non-controlling interests				50.00%						50.00%
Reversal of impairment loss							$ 120
Gain on reconstitution							300				$ 300
Acquisitions							$ 744
Reko Diq [Member] | Provincial Government of Balochistan [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests				10.00%						10.00%
Reko Diq [Member] | Government of Balochistan special purpose company [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests				15.00%						15.00%
Reko Diq [Member] | Other federal state-owned enterprises [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests				25.00%						25.00%
Reko Diq [Member] | Provincial Government of Balochistan and other federal state-owned enterprises [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests				40.00%
Lagunas Norte [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold			100.00%
Provision for decommissioning, restoration and rehabilitation costs			$ 173		$ 0	$ 0				$ 0		$ 0